Taxes	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Taxes

Note 10 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

United States

The U.S. subsidiary WF Nevada is subject to a federal corporate income tax rate of 21%. The State of Nevada does not impose any state corporate income tax. WF Nevada had no assessable income that was derived in the United States for the assessment years of 2026 and 2025.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, Shanyou HK, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. Shanyou HK is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2026 and 2025.

PRC

WFOE and its subsidiary Shanyou HVAC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended
	March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current	$—	$5,425
Deferred	—	(39,494)
Provision for income taxes	$—	$(34,069)

Income tax expense reconciliation are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Loss before income tax	$(2,482,889)	$(402,884)
Cayman Islands statutory income tax rate	0%	0%
Income tax calculated at statutory rate	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(331,504)	(43,629)
Effect of valuation allowance on deferred tax assets(1)	316,419	—
Tax effect of non-deductible expenditure	178,726	49,054
Utilization of operation loss carryforwards	(163,641)	(39,494)
Income tax (benefits) expense	$—	$(34,069)

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of the date as stated therein:

Deferred tax assets – China

Significant components of deferred tax assets were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Allowance for credit losses	$443,492	$281,441
Impairment	170,871	165,566
Net operating loss carryforwards	213,928	54,408
Accrued expenses	100,233	86,923
Gross deferred tax assets	928,524	588,338
Less: valuation allowance(1)	(928,524)	(588,338)
Deferred tax assets, net	$—	$—

Allowance for credit losses and impairment must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. Accrued expenses also caused the temporary difference and can be deducted as an expense item on the tax return when actually paid by the Company.

The Company has net operating losses carryforwards arising in China of $855,881 and $214,810 as of March 31, 2026 and September 30, 2025, respectively, that expires in five years for offsetting against future taxable profits.

(1)	The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets of $928,524 and nil for the six months ended March 31, 2026 and 2025, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and September 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT taxes payable	$494,807	$654,885
Income taxes payable	1,024,337	1,129,433
Other taxes payable	63,094	79,279
Totals	$1,582,238	$1,863,597